Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net interest (income) expense	$ 0	$ 0	$ 0	$ 0
Net interest (income) expense	0	0	0	0
Other employee future benefit plans
Disclosure of defined benefit plans [line items]
Net interest (income) expense	(1)	(3)	(2)	(3)
Net interest (income) expense	1	3	2	3
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	44	45	88	89
Net interest (income) expense	(14)	(14)	(28)	(26)
Impact of plan amendments	0	0	0	(19)
Administrative expenses	3	2	5	7
Benefits expense	33	33	65	51
Government pension plans expense	113	113	225	214
Defined contribution expense	67	69	183	178
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	213	215	473	443
Net interest (income) expense	14	14	28	26
Other employee future benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	1	1	3	3
Net interest (income) expense	9	10	17	19
Impact of plan amendments	0	0	0	0
Administrative expenses	0	0	0	0
Benefits expense	10	11	20	22
Government pension plans expense	0	0	0	0
Defined contribution expense	0	0	0	0
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	10	11	20	22
Net interest (income) expense	$ (9)	$ (10)	$ (17)	$ (19)